Net Loss Per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Schedule of Computation of Basic and Dilutive Net Loss per Share

The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders:

	Three months ended	Six months ended	For the period from June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025

Numerator:
Net loss	$(34,180,809)	$(34,624,180)	$(26,071)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	2,238,201	1,473,349	700,000

Net loss per share attributable to common stockholders, basic and diluted	$(15.27)	$(23.50)	$(0.04)

The following table sets forth the computation of basic and dilutive net loss per share attributable to the common stockholder for the period from inception through December 31, 2025:

Period from July 7, 2025 (inception) through
December 31,
2025

Numerator:
Net loss	$(48,563)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to the common stockholder, basic and diluted	1

Net loss per share attributable to the common stockholder, basic and diluted	$(48,563)